ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Accumulated Other Comprehensive Income (Loss)

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss).  The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2013
	Total other comprehensive income					Total accumulated other comprehensive income
(Dollars in thousands)	Prior to Reclassification	Reclassification from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on investment securities	$(44,365)	$1,724	$(46,089)	$16,998	$(29,091)	$12,802	$(29,091)	$(16,289)
Unrealized gain (loss) on derivatives	778	(412)	1,190	(445)	745	(143)	745	602
Retirement obligation	17,054	(8,460)	25,514	(9,741)	15,773	(31,338)	15,773	(15,565)
Foreign currency translation	(31)	0	(31)	0	(31)	2	(31)	(29)
Total	$(26,564)	$(7,148)	$(19,416)	$6,812	$(12,604)	$(18,677)	$(12,604)	$(31,281)

	December 31, 2012
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on investment securities	$214	$(81)	$133	$12,669	$133	$12,802
Unrealized gain (loss) on derivatives	(229)	86	(143)	0	(143)	(143)
Retirement obligation	4,495	(1,697)	2,798	(34,136)	2,798	(31,338)
Foreign currency translation	25	0	25	(23)	25	2
Total	$4,505	$(1,692)	$2,813	$(21,490)	$2,813	$(18,677)

	December 31, 2011
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on investment securities	$5,792	$(2,187)	$3,605	$9,064	$3,605	$12,669
Unrealized gain (loss) on derivatives	628	(237)	391	(391)	391	0
Retirement obligation	(20,652)	7,798	(12,854)	(21,282)	(12,854)	(34,136)
Foreign currency translation	(588)	0	(588)	565	(588)	(23)
Total	$(14,820)	$5,374	$(9,446)	$(12,044)	$(9,446)	$(21,490)

The following table details the activity reclassified from accumulated other comprehensive income into income during the period:

	December 31, 2013
(Dollars in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income (1)	Affected Line Item in the Consolidated Statements of Income
Gains and loss on cash flow hedges
Interest rate contracts	$(412)	Interest expense - deposits

Realized gains and losses on securities available-for-sale	1,724	Gains on sales of investments securities

Defined benefit pension plan
Amortization of prior service cost	423	(2)
Recognized net actuarial loss	(2,709)	(2)
Pension settlement charges	(6,174)	Pension settlement charges
Amortization and settlement charges of defined benefit pension items	(8,460)

Total reclassifications for the period, before tax	$(7,148)

(1) Negative amounts are debits to profit/loss.
(2) Included in the computation of net periodic pension cost (see Note 17 - Employee Benefit Plans for additional details).